Leases - Summary of leases liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Roll Forward]
Beginning balance	$ 41,848,333	$ 51,131,575
Additions	4,525,365	2,694,129
Cancellations	(337,853)	(2,816,690)
Payments of principal	(6,335,772)	(5,484,624)
Accrued interest	3,224,719	3,472,355
Interests paid	(2,128,875)	(2,291,356)
Foreign Exchange	6,029,349	(4,857,056)
Ending balance	$ 46,825,266	$ 41,848,333